CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net Income	$ (313,490)	$ 599,327	$ 245,275
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	263,369	602,563	408,941
Goodwill Written Off Related To Business Unit To Be Disposed	186,511	0	0
Amortization of intangibles	9,434	9,883	10,072
Depreciation and amortization of premises and equipment	47,137	48,162	46,736
Net (accretion of discounts) amortization of premiums and deferred fees	278,576	(79,004)	(37,899)
Fair value adjustments of mortgage servicing rights	24,683	11,403	17,406
FDIC loss share (income) expense	103,024	82,051	56,211
Amortization Of Prepaid F D I C Assesment	0	0	32,778
Adjustments (expense) to indemnity reserves on loans sold	40,629	37,054	21,198
Losses (earnings) from investments under equity method	(39,578)	(42,873)	(73,478)
Deferred income tax expense (benefit)	43,512	(288,754)	(135,491)
Loss (gain) on: [Abstract]
Disposition of premises and equipment	(1,716)	(3,392)	(8,619)
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	870	(2,110)	1,707
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	(88,724)	22,411	(48,765)
Sale of stock in equity method investee	0	(416,113)	0
Gain Loss On Sale Of Other Assets	0	0	(2,545)
Gains Losses On Sales Of Other Real Estate	28,005	50,740	(4,511)
Disposal of discontinued business	(38,355)	0	0
Acquisitions of loans held-for-sale	(308,600)	(390,018)	(417,108)
Proceeds from sale of loans held-for-sale	123,375	218,379	325,014
Net disbursements on loans held-for-sale	(753,312)	(1,049,474)	(1,233,240)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,105,374	1,430,835	1,387,910
Accrued income receivable	9,719	(5,809)	(519)
Other assets	132,500	2,827	(19,390)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(707)	(2,466)	(9,164)
Pension and other postretirement benefit obligations	(10,171)	10,635	(40,241)
Other liabilities	30,937	(26,952)	1,848
Total adjustments	1,186,492	219,978	278,851
Net cash (used in) provided by operating activities	873,002	819,305	524,126
Cash flows from investing activities:
Net increase in money market investments	(963,933)	227,127	290,594
Payments To Acquire Investments Abstract
Available-for-sale	(2,001,940)	(2,257,976)	(1,843,922)
Held-to-maturity	(1,000)	(250)	(25,792)
Other	(110,010)	(178,093)	(212,419)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Available-for-sale	1,722,650	1,823,474	1,636,723
Held-to-maturity	39,962	4,632	9,751
Other	92,752	181,784	206,856
Proceeds from sale of investment securities available-for-sale	310,210	5,438	52,058
Proceeds From Sale Of Other Investments	37,104	0	0
Net repayments on loans	775,900	680,819	629,006
Proceeds from sale of loans	355,145	333,021	68,396
Acquisition of loan portfolios	(389,067)	(1,592,603)	(1,357,628)
Net Payments From FDIC Under Loss Sharing Agreements	256,498	396,223	462,016
Payments To Acquire Businesses Gross	(6,330)	0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0	491	151,196
Proceeds From Sale Of Stock In Equity Method Investee	0	481,377	0
Net cash disbursed from disposal of discontinued business	(205,895)	0	0
Mortgage servicing rights purchased	0	(45)	(2,231)
Acquisition of premises and equipment	(51,046)	(38,573)	(54,899)
Proceeds from sale of: [Abstract]
Premises and equipment	14,337	10,090	19,841
Proceeds from Sale of Other Productive Assets	0	0	1,026
Foreclosed assets	150,115	226,063	206,070
Net cash (used in) provided by investing activities	25,452	302,999	236,642
Net increase (decrease) in: [Abstract]
Deposits	109,015	(323,404)	(969,596)
Federal funds purchased and assets sold under agreements to repurchase	(387,635)	(357,460)	(124,345)
Other short-term borrowings	(380,000)	(235,000)	340,000
Payments of notes payable	(1,059,290)	(332,031)	(214,898)
Proceeds from issuance of notes payable	781,905	106,739	106,923
Proceeds from issuance of common stock	5,394	6,860	9,402
Dividends paid	(3,723)	(3,723)	(3,723)
Repurchase of TARP related warrants	(3,000)	0	0
Net Payments For Repurchase Of Common Stock	(3,236)	(437)	(450)
Net cash (used in) provided by financing activities	(940,570)	(1,138,456)	(856,687)
Net (decrease) increase in cash and due from banks	(42,116)	(16,152)	(95,919)
Cash and due from banks at beginning of period	423,211	439,363	535,282
Cash and due from banks at end of period	381,095	423,211	439,363
Segment, Discontinued Operations [Member]
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	(6,764)	(3,543)
Goodwill Written Off Related To Business Unit To Be Disposed	186,511	0
Mortgage Banking Activities [Member]
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Fair value adjustments of mortgage servicing rights	$ (24,683)	$ (11,403)	$ (17,406)